Employee Benefit Plans (Net Pension Benefit Plan Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 11	$ 11
Interest cost	15	17
Interest income	(13)	(16)
Pension expense	13	12
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	5
Interest cost	14	16
Interest income	(12)	(15)
Pension expense	4	6
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	6
Interest cost	1	1
Interest income	(1)	(1)
Pension expense	$ 9	$ 6